ActivePassive U.S. Equity ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 87.4%	Shares	Value
Automobiles & Components - 1.1%
Ford Motor Co.	49,844	$604,608
General Motors Co.	44,083	1,983,294
Rivian Automotive, Inc. - Class A(a)	69	753
Tesla, Inc.(a)	79,760	14,203,661
		16,792,316

Banks - 3.0%
Bank of America Corp.	178,983	7,157,530
Citigroup, Inc.	62,238	3,878,050
Huntington Bancshares, Inc./OH	86,513	1,204,261
JPMorgan Chase & Co.	114,770	23,255,845
US Bancorp	9,248	375,007
Wells Fargo & Co.	148,322	8,887,454
		44,758,147

Capital Goods - 5.2%
Boeing Co.(a)	11,664	2,071,643
Carrier Global Corp.	40,842	2,580,806
Caterpillar, Inc.	11,754	3,978,964
Deere & Co.	4,481	1,679,300
Eaton Corp. PLC	16,694	5,556,598
Emerson Electric Co.	6,095	683,615
Ferguson PLC	18,830	3,874,084
Fortive Corp.	42,901	3,193,551
GE Vernova, Inc.(a)	11,837	2,082,128
General Electric Co.	47,429	7,832,425
Honeywell International, Inc.	23,793	4,810,707
Howmet Aerospace, Inc.	22,580	1,911,397
Hubbell, Inc.	2,563	996,725
Johnson Controls International PLC	8,884	638,848
Lockheed Martin Corp.	4,386	2,062,911
Masco Corp.	20,688	1,446,505
Northrop Grumman Corp.	1,843	830,769
PACCAR, Inc.	68,175	7,328,813
Parker-Hannifin Corp.	3,002	1,595,623
Quanta Services, Inc.	3,140	866,452
Raytheon Technologies Corp.	29,856	3,218,775
Rockwell Automation, Inc.	1,827	470,507
Snap-on, Inc.	13,615	3,714,989
Textron, Inc.	33,710	2,953,333
Trane Technologies PLC	7,806	2,556,153
United Rentals, Inc.	5,146	3,444,784
Vertiv Holdings Co. - Class A	4,349	426,506
Westinghouse Air Brake Technologies Corp.	638	107,969
WW Grainger, Inc.	4,082	3,761,400
		76,676,280

Commercial & Professional Services - 1.0%
Automatic Data Processing, Inc.	9,235	2,261,836
Cintas Corp.	6,983	4,734,265
Copart, Inc.(a)	105,263	5,585,255
Equifax, Inc.	1,544	357,266
Jacobs Solutions, Inc.	2,304	321,039
Republic Services, Inc.	3,797	703,167
Veralto Corp.	3,885	382,983
		14,345,811

Consumer Discretionary Distribution & Retail - 4.9%
Amazon.com, Inc.(a)	281,573	49,680,740
Home Depot, Inc.	33,908	11,354,772
LKQ Corp.	38,358	1,650,545
Lowe's Cos., Inc.	16,430	3,635,795
Ross Stores, Inc.	12,738	1,780,263
TJX Cos., Inc.	45,366	4,677,234
		72,779,349

Consumer Durables & Apparel - 1.6%
DR Horton, Inc.	28,667	4,236,983
Garmin Ltd.	14,630	2,397,125
Lennar Corp. - Class A	28,692	4,600,762
Lennar Corp. - Class B	31,888	4,663,939
Lululemon Athletica, Inc.(a)	2,213	690,434
NIKE, Inc. - Class B	20,417	1,940,636
PulteGroup, Inc.	38,691	4,539,228
		23,069,107

Consumer Services - 1.0%
Airbnb, Inc. - Class A(a)	9,134	1,323,791
Booking Holdings, Inc.	2	7,553
Carnival Corp.(a)	108,782	1,640,432
Darden Restaurants, Inc.	8,005	1,203,872
DoorDash, Inc. - Class A(a)	16,040	1,766,164
Expedia Group, Inc.(a)	2,646	298,628
McDonald's Corp.	22,026	5,702,311
Royal Caribbean Cruises Ltd.(a)	5,914	873,379
Starbucks Corp.	18,012	1,444,923
		14,261,053

Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	12,766	10,339,056
Dollar General Corp.	2,780	380,610
Dollar Tree, Inc.(a)	3,000	353,850
Kroger Co.	38,234	2,002,314
Target Corp.	13,629	2,128,305
Walmart, Inc.	184,740	12,148,502
		27,352,637

Energy - 2.9%
Cheniere Energy, Inc.	11,146	1,758,727
Chevron Corp.	36,394	5,906,746
ConocoPhillips	28,964	3,373,727
Coterra Energy, Inc.	51,559	1,470,463
Devon Energy Corp.	9,738	477,941
EOG Resources, Inc.	9,619	1,198,046
Exxon Mobil Corp.	124,384	14,585,268
Marathon Petroleum Corp.	28,216	4,983,228
Occidental Petroleum Corp.	14,786	924,125
Phillips 66	23,499	3,339,443
Schlumberger NV	25,110	1,152,298
Valero Energy Corp.	19,770	3,106,658
		42,276,670

Financial Services - 7.5%
American Express Co.	11,246	2,699,040
Apollo Global Management, Inc.	3,586	416,550
Bank of New York Mellon Corp.	82,545	4,920,507
Berkshire Hathaway, Inc. - Class B(a)	72,586	30,079,638
BlackRock, Inc.	5,691	4,393,623
Blackstone, Inc.	11,393	1,372,856
Block, Inc.(a)	18,715	1,199,257
Capital One Financial Corp.	23,944	3,295,413
Cboe Global Markets, Inc.	14,879	2,573,918
Charles Schwab Corp.	23,305	1,707,790
Coinbase Global, Inc. - Class A(a)	6,233	1,408,159
Corebridge Financial, Inc.	24,180	705,331
Corpay, Inc.(a)	3,782	1,012,328
Discover Financial Services	2,154	264,210
Fidelity National Information Services, Inc.	6,949	527,290
Fiserv, Inc.(a)	31,664	4,742,001
Franklin Resources, Inc.	75,726	1,787,134
Goldman Sachs Group, Inc.	9,304	4,247,462
Interactive Brokers Group, Inc. - Class A	11,005	1,383,549
Intercontinental Exchange, Inc.	7,515	1,006,258
KKR & Co., Inc.	9,970	1,025,315
Mastercard, Inc. - Class A	22,342	9,988,438
Morgan Stanley	39,390	3,853,918
MSCI, Inc.	1,165	576,885
PayPal Holdings, Inc.(a)	17,535	1,104,530
Rocket Cos., Inc. - Class A(a)	31,188	433,513
S&P Global, Inc.	4,750	2,030,672
State Street Corp.	20,314	1,535,535
Synchrony Financial	41,651	1,824,314
Tradeweb Markets, Inc. - Class A	9,353	1,019,570
Visa, Inc. - Class A	60,737	16,548,403
		109,683,407

Food, Beverage & Tobacco - 2.1%
Altria Group, Inc.	135,360	6,260,400
Archer-Daniels-Midland Co.	4,696	293,218
Coca-Cola Co.	50,966	3,207,290
Constellation Brands, Inc. - Class A	2,300	575,529
J M Smucker Co.	3,277	365,844
Kraft Heinz Co.	39,124	1,383,816
Lamb Weston Holdings, Inc.	9,387	828,778
Molson Coors Beverage Co. - Class B	9,587	525,464
Mondelez International, Inc. - Class A	116,622	7,992,106
PepsiCo, Inc.	44,188	7,640,105
Philip Morris International, Inc.	18,752	1,901,078
		30,973,628

Health Care Equipment & Services - 4.7%
Abbott Laboratories	53,931	5,511,209
Boston Scientific Corp.(a)	59,034	4,461,199
Cardinal Health, Inc.	16,510	1,638,948
Cencora, Inc.	11,140	2,523,990
Cigna Group	10,885	3,751,189
Dexcom, Inc.(a)	7,772	923,080
Edwards Lifesciences Corp.(a)	10,063	874,374
Elevance Health, Inc.	6,570	3,537,814
GE HealthCare Technologies, Inc.	3,983	310,674
HCA Healthcare, Inc.	15,358	5,217,881
Hologic, Inc.(a)	29,230	2,156,589
IDEXX Laboratories, Inc.(a)	2	994
Intuitive Surgical, Inc.(a)	10,273	4,130,979
Labcorp Holdings, Inc.	3,718	724,675
McKesson Corp.	5,521	3,144,706
Medtronic PLC	45,022	3,663,440
Molina Healthcare, Inc.(a)	6,001	1,887,795
Stryker Corp.	14,592	4,977,185
UnitedHealth Group, Inc.	30,682	15,198,942
Veeva Systems, Inc. - Class A(a)	7,722	1,345,559
Zimmer Biomet Holdings, Inc.	28,853	3,322,423
		69,303,645

Household & Personal Products - 1.2%
Colgate-Palmolive Co.	8,525	792,484
Estee Lauder Cos., Inc. - Class A	3,220	397,219
Kenvue, Inc.	12,516	241,559
Kimberly-Clark Corp.	3,680	490,544
Procter & Gamble Co.	94,469	15,543,929
		17,465,735

Insurance - 1.9%
Aflac, Inc.	84,283	7,574,513
Allstate Corp.	1,522	254,966
American International Group, Inc.	3,668	289,112
Arch Capital Group Ltd.(a)	33,770	3,465,815
Chubb Ltd.	3,459	936,766
Everest Group Ltd.	3,565	1,393,666
Fidelity National Financial, Inc.	37,056	1,866,140
Hartford Financial Services Group, Inc.	16,583	1,715,511
Loews Corp.	47,649	3,659,443
Markel Group, Inc.(a)	1,246	2,045,421
Marsh & McLennan Cos., Inc.	5,058	1,049,940
Principal Financial Group, Inc.	16,651	1,366,048
Progressive Corp.	13,332	2,815,452
		28,432,793

Materials - 1.6%
Albemarle Corp.	3,923	480,921
CF Industries Holdings, Inc.	5,523	440,349
Corteva, Inc.	23,935	1,338,924
DuPont de Nemours, Inc.	27,932	2,294,893
Ecolab, Inc.	2,038	473,224
Freeport-McMoRan, Inc.	36,872	1,944,260
International Paper Co.	32,952	1,485,806
Linde PLC	17,531	7,635,101
LyondellBasell Industries NV - Class A	5,604	557,150
Newmont Corp.	16,252	681,609
Nucor Corp.	13,830	2,335,195
Packaging Corp. of America	4,026	738,731
Sherwin-Williams Co.	5,878	1,785,736
Steel Dynamics, Inc.	12,122	1,622,772
		23,814,671

Media & Entertainment - 8.2%
Alphabet, Inc. - Class A(a)	193,014	33,294,915
Alphabet, Inc. - Class C(a)	157,929	27,473,329
Comcast Corp. - Class A	195,696	7,833,711
Fox Corp. - Class A	45,672	1,572,487
Fox Corp. - Class B	52,754	1,684,963
Meta Platforms, Inc. - Class A	68,288	31,878,887
Netflix, Inc.(a)	13,291	8,527,771
News Corp. - Class B	27,740	773,391
Pinterest, Inc. - Class A(a)	22,307	925,518
ROBLOX Corp. - Class A(a)	13,744	462,073
Trade Desk, Inc. - Class A(a)	19,989	1,854,579
Walt Disney Co.	45,934	4,773,002
Warner Bros Discovery, Inc.(a)	227	1,871
		121,056,497

Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
AbbVie, Inc.	57,922	9,339,343
Amgen, Inc.	8,241	2,520,510
Bristol-Myers Squibb Co.	62,608	2,572,563
Danaher Corp.	11,328	2,909,030
Eli Lilly & Co.	26,100	21,410,874
Gilead Sciences, Inc.	67,869	4,361,941
Johnson & Johnson	101,256	14,851,217
Merck & Co., Inc.	59,085	7,417,531
Moderna, Inc.(a)	7,507	1,070,123
Pfizer, Inc.	141,353	4,051,177
Regeneron Pharmaceuticals, Inc.(a)	4,080	3,999,053
Thermo Fisher Scientific, Inc.	9,375	5,324,812
Vertex Pharmaceuticals, Inc.(a)	7,289	3,318,973
Zoetis, Inc.	9,642	1,634,898
		84,782,045

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	7,973	702,182
CoStar Group, Inc.(a)	6,789	530,696
Zillow Group, Inc. - Class C(a)	11,343	464,496
		1,697,374

Semiconductors & Semiconductor Equipment - 10.0%
Advanced Micro Devices, Inc.(a)	46,400	7,744,160
Analog Devices, Inc.	7,350	1,723,502
Applied Materials, Inc.	41,151	8,850,757
Broadcom, Inc.	13,931	18,508,030
First Solar, Inc.(a)	2,155	585,643
Intel Corp.	125,322	3,866,184
KLA Corp.	2,174	1,651,218
Lam Research Corp.	4,848	4,520,469
Marvell Technology, Inc.	17,761	1,222,134
Microchip Technology, Inc.	43,301	4,210,156
Micron Technology, Inc.	21,157	2,644,625
NVIDIA Corp.	71,175	78,031,288
ON Semiconductor Corp.(a)	8,908	650,640
QUALCOMM, Inc.	35,500	7,243,775
Skyworks Solutions, Inc.	26,613	2,465,961
Texas Instruments, Inc.	15,634	3,048,786
		146,967,328

Software & Services - 10.4%
Accenture PLC - Class A	30,056	8,484,508
Adobe, Inc.(a)	17,213	7,655,654
Akamai Technologies, Inc.(a)	10,274	947,674
Atlassian Corp. - Class A(a)	3,839	602,185
Cloudflare, Inc. - Class A(a)	12,873	871,373
Cognizant Technology Solutions Corp. - Class A	17,540	1,160,271
Crowdstrike Holdings, Inc. - Class A(a)	5,319	1,668,411
Datadog, Inc. - Class A(a)	11,304	1,245,475
Fortinet, Inc.(a)	12,980	769,974
International Business Machines Corp.	14,263	2,379,781
Intuit, Inc.	9,846	5,675,628
Microsoft Corp.	219,788	91,240,592
Okta, Inc.(a)	4,233	375,382
Oracle Corp.	32,013	3,751,603
Palantir Technologies, Inc. - Class A(a)	90,649	1,965,270
Palo Alto Networks, Inc.(a)	6,646	1,959,972
Roper Technologies, Inc.	9,056	4,824,674
Salesforce, Inc.	40,874	9,582,501
ServiceNow, Inc.(a)	7,149	4,696,393
Snowflake, Inc. - Class A(a)	8,031	1,093,662
Synopsys, Inc.(a)	2,230	1,250,584
Twilio, Inc. - Class A(a)	189	10,849
Workday, Inc. - Class A(a)	4,184	884,707
Zscaler, Inc.(a)	3,009	511,410
		153,608,533

Technology Hardware & Equipment - 6.8%
Amphenol Corp. - Class A	24,794	3,281,982
Apple, Inc.	428,842	82,444,874
Arista Networks, Inc.(a)	10,855	3,230,991
CDW Corp./DE	2	447
Cisco Systems, Inc.	177,749	8,265,329
Dell Technologies, Inc. - Class C	8,039	1,121,923
Hewlett Packard Enterprise Co.	93,153	1,644,150
		99,989,696

Telecommunication Services - 0.9%
AT&T, Inc.	200,433	3,651,889
T-Mobile US, Inc.	23,174	4,054,523
Verizon Communications, Inc.	141,701	5,830,996
		13,537,408

Transportation - 1.3%
Delta Air Lines, Inc.	33,049	1,686,160
Expeditors International of Washington, Inc.	4,060	490,854
FedEx Corp.	11,239	2,854,256
Norfolk Southern Corp.	1,722	387,106
Old Dominion Freight Line, Inc.	9,332	1,635,433
Uber Technologies, Inc.(a)	62,974	4,065,601
Union Pacific Corp.	20,607	4,797,722
United Airlines Holdings, Inc.(a)	9,603	508,863
United Parcel Service, Inc. - Class B	22,235	3,089,109
		19,515,104

Utilities - 2.3%
AES Corp.	29,286	632,285
Ameren Corp.	26,678	1,957,365
CenterPoint Energy, Inc.	77,088	2,351,955
Consolidated Edison, Inc.	34,845	3,294,595
Constellation Energy Corp.	5,940	1,290,465
DTE Energy Co.	2,318	270,116
Duke Energy Corp.	3,745	387,869
Edison International	12,802	983,834
Entergy Corp.	13,907	1,564,398
Evergy, Inc.	40,774	2,228,707
NextEra Energy, Inc.	45,984	3,679,640
NiSource, Inc.	87,797	2,551,381
PG&E Corp.	157,931	2,928,041
PPL Corp.	90,835	2,664,190
Public Service Enterprise Group, Inc.	64,808	4,909,854
Southern Co.	6,535	523,715
Vistra Corp.	21,453	2,125,563
		34,343,973
TOTAL COMMON STOCKS (Cost $1,195,670,318)		1,287,483,207

EXCHANGE TRADED FUNDS - 10.0%	Shares	Value
Dimensional US Small Cap ETF	2,380,129	146,187,523
Vanguard Large-Cap ETF	9,689	2,339,990
TOTAL EXCHANGE TRADED FUNDS (Cost $142,132,168)		148,527,513

REAL ESTATE INVESTMENT TRUSTS - 2.2%	Shares	Value
American Tower Corp.	11,219	2,196,007
Crown Castle, Inc.	2,466	252,765
Digital Realty Trust, Inc.	6,872	998,777
Equity Residential	64,641	4,203,604
Essex Property Trust, Inc.	2,051	532,829
Extra Space Storage, Inc.	2,739	396,525
Host Hotels & Resorts, Inc.	211,928	3,801,988
Invitation Homes, Inc.	7,391	257,133
Iron Mountain, Inc.	26,135	2,108,833
Prologis, Inc.	29,587	3,269,068
Public Storage	1,727	472,904
Simon Property Group, Inc.	37,437	5,664,593
VICI Properties, Inc.	135,865	3,900,684
Welltower, Inc.	6,179	640,577
Weyerhaeuser Co.	105,373	3,164,351
WP Carey, Inc.	9,817	553,679
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $32,595,769)		32,414,317

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares
First American Government Obligations Fund - Class X, 5.24%(b)	3,886,070	3,886,070
TOTAL SHORT-TERM INVESTMENTS (Cost $3,886,070)		3,886,070

TOTAL INVESTMENTS - 99.9% (Cost $1,374,284,325)		$1,472,311,107
Other Assets in Excess of Liabilities - 0.1%		1,093,455
TOTAL NET ASSETS - 100.0%		$1,473,404,562

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Summary of Fair Value Disclosure as of May 31, 2024 (Unaudited)

ActivePassive Core Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	1,287,483,207	–	–	1,287,483,207
Exchange Traded Funds	148,527,513	–	–	148,527,513
Real Estate Investment Trusts	32,414,317	–	–	32,414,317
Money Market Funds	3,886,070	–	–	3,886,070
Total Investments	1,472,311,107	–	–	1,472,311,107

Refer to the Schedule of Investments for additional information.